UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22501

Name of Fund: BlackRock Resources & Commodities Strategy Trust (BCX)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Resources & Commodities Strategy Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2015

Date of reporting period: 09/30/2015

Item 1 – Schedule of Investments

Consolidated Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Resources & Commodities StrategyTrust (BCX) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Auto Components — 0.1%
Johnson Controls, Inc. (a)	23,200	$959,552
Building Products — 0.1%
Kingspan Group PLC	31,800	768,540
Chemicals — 13.2%
Air Liquide SA	4,730	560,755
Chemours Co.	57,540	372,284
K+S AG	131,640	4,416,994
Linde AG	2,900	471,034
Monsanto Co. (a)	393,145	33,550,994
Mosaic Co. (a)	297,189	9,245,550
Novozymes A/S, B Shares	27,900	1,217,616
Potash Corp. of Saskatchewan, Inc. (a)(b)	1,087,141	22,340,748
Syngenta AG	97,170	31,134,315
Wacker Chemie AG	5,600	425,943
Yara International ASA	134,100	5,349,604

		109,085,837
Commercial Services & Supplies — 0.2%
Covanta Holding Corp.	9,900	172,755
Tetra Tech, Inc.	46,240	1,124,094

		1,296,849
Construction & Engineering — 0.0%
Quanta Services, Inc. (c)	11,200	271,152
Electric Utilities — 0.3%
Fortum OYJ	16,900	250,052
ITC Holdings Corp. (a)	29,300	976,862
NextEra Energy, Inc. (a)	10,100	985,255

		2,212,169
Electrical Equipment — 0.4%
ABB Ltd.	25,400	449,416
Eaton Corp PLC	8,700	446,310
Gamesa Corp. Tecnologica SA	27,700	384,529
Regal Beloit Corp.	11,300	637,885
Schneider Electric SE	10,700	599,193
Vestas Wind Systems A/S	13,933	724,363

		3,241,696
Electronic Equipment, Instruments & Components — 0.1%
Azbil Corp.	9,800	248,061
Itron, Inc. (c)	6,800	216,988

		465,049
Energy Equipment & Services — 0.8%
Schlumberger Ltd. (a)	90,703	6,255,786
Food & Staples Retailing — 0.8%
Andersons, Inc.	161,200	5,490,472
Total Produce PLC	990,000	1,366,196

		6,856,668
Food Products — 6.5%
Archer-Daniels-Midland Co. (a)	446,830	18,521,104

Common Stocks	Shares	Value
Food Products (continued)
Bunge Ltd. (a)	124,416	$9,119,693
First Resources Ltd.	2,935,900	3,383,490
Origin Enterprises PLC	509,040	3,643,760
Scandi Standard AB	85,000	461,054
Select Harvests Ltd.	250,000	1,958,891
Tyson Foods, Inc., Class A (a)	380,000	16,378,000
Wynnstay Group PLC	24,600	196,301

		53,662,293
Independent Power and Renewable Electricity Producers — 0.3%
China Longyuan Power Group Corp. Ltd., Class H	488,000	527,812
EDP Renovaveis SA	119,300	784,006
Enel Green Power SpA	223,400	422,420
Greenko Group PLC (c)(d)	59,000	65,042
Ormat Technologies, Inc. (a)	10,800	367,524

		2,166,804
Industrial Conglomerates — 0.4%
Danaher Corp. (a)	16,800	1,431,528
Roper Industries, Inc. (a)	12,840	2,012,028

		3,443,556
Machinery — 0.2%
IDEX Corp. (a)	9,150	652,395
Pentair PLC	23,960	1,222,917

		1,875,312
Metals & Mining — 34.4%
Agnico Eagle Mines Ltd. (a)	323,576	8,202,755
Allegheny Technologies, Inc.	35,000	496,300
Alumina Ltd.	5,770,946	4,591,258
BHP Billiton Ltd. — ADR (a)	1,058,280	33,462,814
BHP Billiton PLC	861,530	13,113,843
Boliden AB	832,972	13,017,131
Dominion Diamond Corp. (a)	825,000	8,815,661
Eldorado Gold Corp. (a)	4,830,707	15,493,013
First Quantum Minerals Ltd. (a)	3,461,272	12,683,117
Freeport-McMoRan, Inc. (a)	1,791,100	17,355,759
Fresnillo PLC	1,150,700	10,308,039
Glencore PLC	4,000,000	5,552,240
Iluka Resources Ltd.	4,422,600	19,429,630
Lundin Mining Corp. (a)(c)	6,127,094	17,309,213
MMC Norilsk Nickel PJSC — ADR	858,313	12,333,067
Nevsun Resources Ltd. (a)	5,243,982	15,364,533
OZ Minerals Ltd.	3,002,700	7,050,667
Rio Tinto PLC	504,659	16,932,857
Rio Tinto PLC — ADR (a)	600,900	20,322,438
Southern Copper Corp. (a)	564,979	15,096,239
Tahoe Resources, Inc. (a)	1,100,000	8,498,314
Teck Resources Ltd., Class B	2,025,000	9,720,000

		285,148,888

Portfolio Abbreviations

ADR	American Depositary Receipt	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	HKD	Hong Kong Dollar	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	USD	U.S. Dollar

SEPTEMBER 30, 2015	1

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Common Stocks	Shares	Value
Multi-Utilities — 0.5%
Hera SpA	357,100	$927,173
National Grid PLC	33,700	469,343
Veolia Environnement SA	126,000	2,873,589

		4,270,105
Oil, Gas & Consumable Fuels — 34.5%
Anadarko Petroleum Corp. (a)	93,340	5,636,803
BG Group PLC	577,500	8,330,921
BP PLC — ADR (a)	1,181,160	36,096,250
Cairn Energy PLC (c)	3,032,880	6,441,813
Canadian Oil Sands Ltd.	1,257,000	5,943,552
Chevron Corp. (a)(b)	619,180	48,840,918
China Shenhua Energy Co. Ltd., Class H	8,620,000	13,239,341
ConocoPhillips (a)(b)	670,760	32,169,650
Enbridge, Inc. (a)	518,610	19,255,995
Eni SpA — ADR	242,270	7,600,010
EQT Corp. (a)	60,400	3,912,108
Exxon Mobil Corp. (a)(b)	746,806	55,525,026
Imperial Oil Ltd. (a)	287,490	9,108,338
Inpex Corp.	357,600	3,197,208
Royal Dutch Shell PLC, A Shares — ADR	258,824	12,265,669
Statoil ASA	229,931	3,352,185
TOTAL SA — ADR (a)	335,970	15,021,219

		285,937,006
Paper & Forest Products — 2.1%
Canfor Corp. (c)	259,500	3,093,777
Interfor Corp. (c)	494,000	3,487,059
International Paper Co. (a)	276,710	10,456,871
Precious Woods Holding AG	20,000	79,007

		17,116,714
Real Estate Investment Trusts (REITs) — 1.4%
Weyerhaeuser Co. (a)	436,100	11,922,974
Semiconductors & Semiconductor Equipment — 0.1%
AIXTRON SE (c)(d)	7,600	46,142
SMA Solar Technology AG (c)	2,600	112,580
Trina Solar Ltd. — ADR (a)(c)	64,800	581,256
Veeco Instruments, Inc. (c)	11,200	229,712

		969,690
Water Utilities — 1.5%
American States Water Co.	75,800	3,138,120

Common Stocks	Shares	Value
Water Utilities (continued)
Aqua America, Inc.	116,525	$3,084,417
California Water Service Group	86,200	1,906,744
Pennon Group PLC	215,200	2,531,281
United Utilities Group PLC	158,381	2,219,861

		12,880,423
Total Common Stocks — 97.9%		810,807,063

Preferred Stocks
Food Products — 0.6%
Tyson Foods, Inc. (c)	99,842	5,117,901
Total Long-Term Investments (Cost — $1,047,902,071) — 98.5%		815,924,964

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (e)(f)	13,263,942	13,263,942
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.26% (e)(f)(g)	$19	18,560
Total Short-Term Securities (Cost — $13,282,502) — 1.6%		13,282,502
Total Investments Before Options Written (Cost — $1,061,184,573*) — 100.1%		829,207,466

Options Written
(Premiums Received — $6,489,905) — (0.4)%		(3,464,502)
Total Investments Net of Options Written — 99.7%		825,742,964
Other Assets Less Liabilities — 0.3%		2,844,415

Net Assets — 100.0%		$828,587,379

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,118,691,819

Gross unrealized appreciation	$19,956,349
Gross unrealized depreciation	(309,440,702)

Net unrealized depreciation	$(289,484,353)

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(b)	All or a portion of security has been pledged as collateral in connection with outstanding OTC derivatives.

(c)	Non-income producing security.

(d)	Security, or a portion of security, is on loan.

2	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

(e)	During the period ended September 30, 2015, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliates	Shares/ Beneficial Interest Held at December 31, 2014	Net Activity	Shares/ Beneficial Interest Held at September 30, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	29,478,327	(16,214,385)	13,263,942	$11,863
BlackRock Liquidity Series, LLC Money Market Series	$2,373,800	$(2,355,240)	$18,560	$23,534	[1]

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash collateral from loaned securities. The Trust may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Anadarko Petroleum Corp.	Call	10/02/15	USD	73.50	72	$(864)
Archer-Daniels-Midland Co.	Call	10/02/15	USD	45.00	940	(8,460)
Chevron Corp.	Call	10/02/15	USD	81.00	635	(6,350)
ConocoPhillips	Call	10/02/15	USD	52.50	375	(1,500)
Exxon Mobil Corp.	Call	10/02/15	USD	75.50	473	(6,622)
Freeport-McMoRan, Inc.	Call	10/02/15	USD	12.00	1,635	(1,635)
International Paper Co.	Call	10/02/15	USD	48.00	495	(1,485)
Monsanto Co.	Call	10/02/15	USD	100.00	404	(7,676)
Potash Corp. of Saskatchewan, Inc.	Call	10/02/15	USD	26.00	500	(6,500)
Potash Corp. of Saskatchewan, Inc.	Call	10/02/15	USD	27.50	865	(4,325)
Schlumberger Ltd.	Call	10/02/15	USD	76.00	65	(130)
Weyerhaeuser Co.	Call	10/02/15	USD	31.00	1,220	(24,400)
Anadarko Petroleum Corp.	Call	10/09/15	USD	72.50	92	(1,932)
Archer-Daniels-Midland Co.	Call	10/09/15	USD	46.00	590	(5,310)
Chevron Corp.	Call	10/09/15	USD	78.00	300	(58,650)
Chevron Corp.	Call	10/09/15	USD	81.00	297	(15,741)
ConocoPhillips	Call	10/09/15	USD	50.00	600	(18,000)
ConocoPhillips	Call	10/09/15	USD	52.00	383	(12,256)
Freeport-McMoRan, Inc.	Call	10/09/15	USD	12.00	1,635	(4,905)
Monsanto Co.	Call	10/09/15	USD	95.00	500	(17,500)
Mosaic Co.	Call	10/09/15	USD	42.50	500	(6,500)
Schlumberger Ltd.	Call	10/09/15	USD	77.50	40	(800)
Agnico Eagle Mines Ltd.	Call	10/16/15	CAD	38.00	270	(6,980)
Anadarko Petroleum Corp.	Call	10/16/15	USD	77.50	72	(252)
BHP Billiton Ltd. — ADR	Call	10/16/15	USD	35.00	1,268	(21,556)
BHP Billiton Ltd. — ADR	Call	10/16/15	USD	37.50	740	(4,440)
BP PLC — ADR	Call	10/16/15	USD	33.00	1,400	(12,600)
Bunge Ltd.	Call	10/16/15	USD	80.00	283	(7,075)
Chevron Corp.	Call	10/16/15	USD	80.00	300	(39,300)
ConocoPhillips	Call	10/16/15	USD	47.50	750	(106,125)
Danaher Corp.	Call	10/16/15	USD	90.00	60	(1,350)
Dominion Diamond Corp.	Call	10/16/15	CAD	17.00	500	(3,372)
Eldorado Gold Corp.	Call	10/16/15	CAD	4.00	1,500	(47,771)
Enbridge, Inc.	Call	10/16/15	CAD	54.00	350	(3,934)
Enbridge, Inc.	Call	10/16/15	CAD	56.00	225	(1,096)
EQT Corp.	Call	10/16/15	USD	75.00	210	(2,625)
Exxon Mobil Corp.	Call	10/16/15	USD	77.50	505	(14,898)
First Quantum Minerals Ltd.	Call	10/16/15	CAD	10.00	3,830	(54,530)
Freeport-McMoRan, Inc.	Call	10/16/15	USD	13.00	1,200	(5,400)
IDEX Corp.	Call	10/16/15	USD	75.00	32	(1,360)

SEPTEMBER 30, 2015	3

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Imperial Oil Ltd.	Call	10/16/15	CAD	50.00	350	$(3,147)
International Paper Co.	Call	10/16/15	USD	44.00	212	(2,544)
International Paper Co.	Call	10/16/15	USD	46.00	206	(2,266)
Johnson Controls, Inc.	Call	10/16/15	USD	45.00	82	(615)
Lundin Mining Corp.	Call	10/16/15	CAD	5.00	1,500	(5,620)
Monsanto Co.	Call	10/16/15	USD	98.75	260	(492)
Mosaic Co.	Call	10/16/15	USD	42.50	425	(4,250)
NextEra Energy, Inc.	Call	10/16/15	USD	100.00	17	(1,105)
Potash Corp. of Saskatchewan, Inc.	Call	10/16/15	USD	27.00	500	(1,750)
Rio Tinto PLC — ADR	Call	10/16/15	USD	40.00	420	(8,400)
Rio Tinto PLC — ADR	Call	10/16/15	USD	42.50	370	(3,700)
Roper Industries, Inc.	Call	10/16/15	USD	165.00	22	(770)
Southern Copper Corp.	Call	10/16/15	USD	28.00	650	(22,750)
Tahoe Resources, Inc.	Call	10/16/15	CAD	13.00	850	(5,096)
Tahoe Resources, Inc.	Call	10/16/15	CAD	14.00	1,000	(11,240)
TOTAL SA — ADR	Call	10/16/15	USD	47.50	73	(2,190)
Trina Solar Ltd. — ADR	Call	10/16/15	USD	11.00	110	(660)
Tyson Foods, Inc., Class A	Call	10/16/15	USD	44.00	474	(27,255)
Weyerhaeuser Co.	Call	10/16/15	USD	28.50	153	(2,295)
Anadarko Petroleum Corp.	Call	10/23/15	USD	69.00	90	(2,430)
BP PLC — ADR	Call	10/23/15	USD	31.00	250	(18,625)
BP PLC — ADR	Call	10/23/15	USD	33.00	1,400	(23,100)
Exxon Mobil Corp.	Call	10/23/15	USD	74.00	472	(91,332)
Exxon Mobil Corp.	Call	10/23/15	USD	76.00	584	(54,896)
International Paper Co.	Call	10/23/15	USD	43.00	212	(3,604)
International Paper Co.	Call	10/23/15	USD	44.00	213	(2,982)
Potash Corp. of Saskatchewan, Inc.	Call	10/23/15	USD	26.00	150	(1,950)
Schlumberger Ltd.	Call	10/23/15	USD	76.50	37	(1,073)
Weyerhaeuser Co.	Call	10/23/15	USD	28.50	153	(3,825)
ITC Holdings Corp.	Call	10/26/15	USD	32.51	82	(10,627)
Exxon Mobil Corp.	Call	10/28/15	USD	74.00	580	(118,888)
Chevron Corp.	Call	10/30/15	USD	82.50	318	(34,980)
ConocoPhillips	Call	10/30/15	USD	50.00	237	(19,552)
Freeport-McMoRan, Inc.	Call	10/30/15	USD	12.50	850	(69,275)
Ormat Technologies, Inc.	Call	11/02/15	USD	37.00	37	(781)
Chevron Corp.	Call	11/06/15	USD	82.00	317	(47,866)
Schlumberger Ltd.	Call	11/06/15	USD	76.50	176	(7,568)
TOTAL SA — ADR	Call	11/09/15	USD	48.00	204	(13,333)
Agnico Eagle Mines Ltd.	Call	11/20/15	CAD	36.00	334	(50,181)
BHP Billiton Ltd. — ADR	Call	11/20/15	USD	37.50	668	(19,706)
Dominion Diamond Corp.	Call	11/20/15	CAD	15.00	500	(19,858)
Dominion Diamond Corp.	Call	11/20/15	CAD	16.00	500	(10,678)
Eldorado Gold Corp.	Call	11/20/15	CAD	4.00	2,925	(130,414)
Eldorado Gold Corp.	Call	11/20/15	CAD	5.00	3,000	(43,837)
ITC Holdings Corp.	Call	11/20/15	USD	34.05	20	(1,784)
Lundin Mining Corp.	Call	11/20/15	CAD	5.00	1,000	(4,496)
Nevsun Resources Ltd.	Call	11/20/15	CAD	4.00	5,000	(103,035)
Roper Industries, Inc.	Call	11/20/15	USD	165.00	22	(5,280)
TOTAL SA — ADR	Call	11/20/15	USD	48.00	204	(17,607)
Tyson Foods, Inc., Class A	Call	11/20/15	USD	44.00	307	(41,445)
Tyson Foods, Inc., Class A	Call	11/20/15	USD	45.00	280	(26,600)
Total						$(1,653,958)

      OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Cairn Energy PLC	Call	Bank of America N.A.	10/01/15	GBP	1.64	102,000	$(2)
Rio Tinto PLC	Call	Morgan Stanley & Co. International PLC	10/02/15	GBP	25.22	50,000	(1)
BHP Billiton PLC	Call	Deutsche Bank AG	10/06/15	GBP	12.09	44,000	(31)
Cairn Energy PLC	Call	UBS AG	10/06/15	GBP	1.62	122,000	(81)
First Resources Ltd.	Call	Deutsche Bank AG	10/06/15	SGD	1.90	230,000	(8)
MMC Norlsk Nickel PJSC	Call	Bank of America N.A.	10/06/15	USD	16.31	77,000	(27)
Origin Enterprises PLC	Call	Bank of America N.A.	10/06/15	EUR	7.85	30,000	—
OZ Minerals Ltd.	Call	UBS AG	10/06/15	AUD	3.93	213,000	(70)

4	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
Scandi Standard AB	Call	Goldman Sachs International	10/06/15	SEK	48.99	35,000	$(16)
Schneider Electric SE	Call	Morgan Stanley & Co. International PLC	10/06/15	EUR	62.28	1,900	—
Alumina Ltd.	Call	Deutsche Bank AG	10/07/15	AUD	1.35	670,000	(75)
Iluka Resources Ltd.	Call	Morgan Stanley & Co. International PLC	10/07/15	AUD	7.95	315,000	(4)
TOTAL SA — ADR	Call	Citibank N.A.	10/08/15	USD	46.43	35,000	(9,258)
Syngenta AG	Call	Goldman Sachs International	10/09/15	CHF	400.35	16,000	(53)
Eldorado Gold Corp.	Call	Morgan Stanley & Co. International PLC	10/13/15	CAD	4.10	150,000	(37,112)
Enbridge, Inc.	Call	Deutsche Bank AG	10/13/15	CAD	53.75	12,000	(1,031)
Enel Green Power SpA	Call	Goldman Sachs International	10/13/15	EUR	1.88	39,000	(16)
First Resources Ltd.	Call	Deutsche Bank AG	10/13/15	SGD	1.79	200,000	(2,061)
Fresnillo PLC	Call	UBS AG	10/13/15	GBP	6.73	67,000	(1,009)
Total Produce PLC	Call	Morgan Stanley & Co. International PLC	10/13/15	EUR	1.27	34,000	(232)
Azbil Corp.	Call	BNP Paribas S.A.	10/14/15	JPY	2,957.13	1,700	(1,556)
BHP Billiton PLC	Call	Morgan Stanley & Co. International PLC	10/14/15	GBP	10.70	44,500	(11,962)
Cairn Energy PLC	Call	UBS AG	10/14/15	GBP	1.62	122,000	(831)
EDP Renovaveis SA	Call	UBS AG	10/14/15	EUR	6.80	5,500	(1)
Origin Enterprises PLC	Call	UBS AG	10/14/15	EUR	7.76	30,000	(8)
Rio Tinto PLC	Call	Deutsche Bank AG	10/14/15	GBP	23.41	46,700	(27,075)
Schneider Electric SE	Call	Deutsche Bank AG	10/14/15	EUR	57.65	1,800	(54)
Statoil ASA	Call	Bank of America N.A.	10/14/15	NOK	123.69	60,400	(25,372)
Yara International ASA	Call	Deutsche Bank AG	10/14/15	NOK	377.10	32,300	(3,567)
California Water Service Group	Call	Credit Suisse International	10/15/15	USD	22.48	15,000	(9,466)
Eni SpA — ADR	Call	Deutsche Bank AG	10/15/15	USD	34.76	28,000	(4,010)
Royal Dutch Shell PLC, A Shares — ADR	Call	Credit Suisse International	10/15/15	USD	56.93	10,000	—
Select Harvests Ltd.	Call	Goldman Sachs International	10/15/15	AUD	11.77	21,400	(3,801)
Cairn Energy PLC	Call	Morgan Stanley & Co. International PLC	10/20/15	GBP	1.53	144,000	(5,032)
First Resources Ltd.	Call	Citibank N.A.	10/20/15	SGD	1.57	289,700	(20,280)
OZ Minerals Ltd.	Call	UBS AG	10/20/15	AUD	3.69	250,000	(6,891)
Iluka Resources Ltd.	Call	Citibank N.A.	10/21/15	AUD	7.43	192,500	(2,907)
Select Harvests Ltd.	Call	UBS AG	10/21/15	AUD	11.43	17,000	(5,483)
Total Produce PLC	Call	Morgan Stanley & Co. International PLC	10/21/15	EUR	1.26	35,000	(518)
American States Water Co.	Call	UBS AG	10/22/15	USD	38.90	13,300	(36,565)
BG Group PLC	Call	Morgan Stanley & Co. International PLC	10/22/15	GBP	10.29	100,000	(20,183)
BHP Billiton PLC	Call	Deutsche Bank AG	10/22/15	GBP	10.85	103,000	(35,172)
Boliden AB	Call	Morgan Stanley & Co. International PLC	10/22/15	SEK	148.41	135,000	(18,913)
China Longyuan Power Group Corp. Ltd., Class H	Call	Morgan Stanley & Co. International PLC	10/22/15	HKD	8.57	85,000	(2,788)
Hera SpA	Call	UBS AG	10/22/15	EUR	2.34	125,000	(5,737)
Origin Enterprises PLC	Call	UBS AG	10/22/15	EUR	7.66	58,100	(215)
Scandi Standard AB	Call	UBS AG	10/22/15	SEK	47.94	25,000	(800)
Teck Resources Ltd., Class B	Call	Deutsche Bank AG	10/22/15	USD	7.15	354,000	(3,540)
Total Produce PLC	Call	UBS AG	10/22/15	EUR	1.30	35,000	(186)
United Utilities Group PLC	Call	Deutsche Bank AG	10/22/15	GBP	8.94	55,000	(35,963)
California Water Service Group	Call	Goldman Sachs International	10/23/15	USD	21.27	15,000	(21,507)
Lundin Mining Corp.	Call	Deutsche Bank AG	10/23/15	CAD	4.68	500,000	(11,173)
Boliden AB	Call	UBS AG	10/27/15	SEK	144.39	22,000	(5,781)
Cairn Energy PLC	Call	Bank of America N.A.	10/27/15	GBP	1.48	269,600	(18,642)
Enel Green Power SpA	Call	Bank of America N.A.	10/27/15	EUR	1.69	39,000	(2,799)
Gamesa Corp. Tecnologica SA	Call	Deutsche Bank AG	10/27/15	EUR	13.15	9,700	(3,631)
K+S AG	Call	Deutsche Bank AG	10/27/15	EUR	35.54	46,000	(16,153)
Kingspan Group PLC	Call	Morgan Stanley & Co. International PLC	10/27/15	EUR	23.11	11,000	(2,360)
MMC Norlsk Nickel PJSC	Call	UBS AG	10/27/15	USD	17.09	105,000	(735)
National Grid PLC	Call	Morgan Stanley & Co. International PLC	10/27/15	GBP	8.76	12,000	(9,270)
Origin Enterprises PLC	Call	UBS AG	10/27/15	EUR	7.80	30,000	(132)
Select Harvests Ltd.	Call	Citibank N.A.	10/27/15	AUD	12.18	15,000	(2,994)
TOTAL SA — ADR	Call	Deutsche Bank AG	10/27/15	USD	46.56	20,000	(16,260)
Veolia Environnement SA	Call	Bank of America N.A.	10/27/15	EUR	20.89	22,000	(13,353)
First Resources Ltd.	Call	Bank of America N.A.	10/28/15	SGD	1.58	38,000	(780)
First Resources Ltd.	Call	BNP Paribas S.A.	10/28/15	SGD	1.59	270,000	(17,733)
Total Produce PLC	Call	Goldman Sachs International	10/28/15	EUR	1.26	35,000	(684)
BG Group PLC	Call	Morgan Stanley & Co. International PLC	10/29/15	GBP	10.49	100,000	(17,753)
Boliden AB	Call	Morgan Stanley & Co. International PLC	10/29/15	SEK	151.26	135,000	(21,629)

SEPTEMBER 30, 2015	5

Consolidated Schedule of Investments (continued)	BlackRock Resources & Commodities StrategyTrust (BCX)

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
First Quantum Minerals Ltd.	Call	Credit Suisse International	10/29/15	CAD	7.88	250,000	$(3,679)
Fresnillo PLC	Call	Bank of America N.A.	10/29/15	GBP	6.18	125,000	(33,562)
Inpex Corp.	Call	Goldman Sachs International	10/29/15	JPY	1,163.16	62,500	(5,406)
OZ Minerals Ltd.	Call	Goldman Sachs International	10/29/15	AUD	3.71	125,000	(4,972)
Rio Tinto PLC	Call	Deutsche Bank AG	10/29/15	GBP	24.02	80,000	(63,664)
Rio Tinto PLC — ADR	Call	UBS AG	10/29/15	USD	37.27	37,000	(16,700)
Cairn Energy PLC	Call	UBS AG	10/30/15	GBP	1.44	200,000	(19,884)
Dominion Diamond Corp.	Call	Citibank N.A.	10/30/15	CAD	14.81	70,000	(16,565)
Eldorado Gold Corp.	Call	Morgan Stanley & Co. International PLC	10/30/15	CAD	4.33	200,000	(49,686)
Eni SpA — ADR	Call	Deutsche Bank AG	10/30/15	USD	34.93	28,000	(10,740)
Tyson Foods, Inc., Class A	Call	Credit Suisse International	10/30/15	USD	43.80	28,000	(26,452)
BHP Billiton PLC	Call	Deutsche Bank AG	11/03/15	GBP	10.76	110,000	(92,328)
Royal Dutch Shell PLC, A Shares — ADR	Call	Deutsche Bank AG	11/03/15	USD	48.28	41,000	(53,473)
Alumina Ltd.	Call	Goldman Sachs International	11/04/15	AUD	1.20	670,000	(21,062)
Azbil Corp.	Call	UBS AG	11/04/15	JPY	3,039.53	1,700	(1,336)
Cairn Energy PLC	Call	Bank of America N.A.	11/04/15	GBP	1.41	100,000	(11,870)
EDP Renovaveis SA	Call	UBS AG	11/04/15	EUR	5.88	15,500	(3,851)
Fresnillo PLC	Call	Goldman Sachs International	11/04/15	GBP	6.40	90,000	(12,246)
Iluka Resources Ltd.	Call	UBS AG	11/04/15	AUD	7.09	200,000	(14,750)
Scandi Standard AB	Call	Goldman Sachs International	11/04/15	SEK	46.87	25,000	(2,218)
Select Harvests Ltd.	Call	Goldman Sachs International	11/04/15	AUD	11.95	21,000	(6,413)
Veolia Environnement SA	Call	Deutsche Bank AG	11/04/15	EUR	20.89	23,000	(15,125)
Agnico Eagle Mines Ltd.	Call	Morgan Stanley & Co. International PLC	11/05/15	CAD	35.46	50,000	(65,428)
China Shenhua Energy Co. Ltd., Class H	Call	Bank of America N.A.	11/05/15	HKD	13.21	1,508,000	(49,034)
Eldorado Gold Corp.	Call	UBS AG	11/05/15	CAD	4.51	200,000	(44,097)
NextEra Energy, Inc.	Call	Morgan Stanley & Co. International PLC	11/05/15	USD	98.39	1,800	(3,543)
Eni SpA — ADR	Call	UBS AG	11/06/15	USD	32.48	30,000	(32,514)
Nevsun Resources Ltd.	Call	Citibank N.A.	11/06/15	CAD	4.00	150,000	(25,218)
Total Produce PLC	Call	UBS AG	11/06/15	EUR	1.31	35,000	(332)
Aqua America, Inc.	Call	Morgan Stanley & Co. International PLC	11/09/15	USD	26.20	20,400	(12,939)
Enbridge, Inc.	Call	Morgan Stanley & Co. International PLC	11/09/15	CAD	55.63	86,200	(30,223)
Lundin Mining Corp.	Call	Deutsche Bank AG	11/09/15	CAD	4.05	300,000	(42,587)
OZ Minerals Ltd.	Call	UBS AG	11/10/15	AUD	3.65	231,000	(15,178)
Select Harvests Ltd.	Call	UBS AG	11/10/15	AUD	12.12	13,400	(4,168)
Syngenta AG	Call	UBS AG	11/10/15	CHF	324.45	18,000	(102,559)
Origin Enterprises PLC	Call	Goldman Sachs International	11/12/15	EUR	6.67	30,000	(6,339)
Rio Tinto PLC — ADR	Call	Credit Suisse International	11/12/15	USD	37.03	62,500	(46,849)
Tetra Tech, Inc.	Call	Deutsche Bank AG	11/13/15	USD	25.30	16,000	(14,469)
Lundin Mining Corp.	Call	Deutsche Bank AG	11/16/15	CAD	4.05	300,000	(48,456)
American States Water Co.	Call	Credit Suisse International	11/17/15	USD	40.43	13,300	(26,625)
China Longyuan Power Group Corp. Ltd., Class H	Call	Bank of America N.A.	11/18/15	HKD	8.59	86,000	(4,117)
Fresnillo PLC	Call	Deutsche Bank AG	11/18/15	GBP	6.14	121,000	(34,723)
Iluka Resources Ltd.	Call	UBS AG	11/18/15	AUD	6.23	200,000	(58,390)
EDP Renovaveis SA	Call	UBS AG	11/19/15	EUR	6.10	5,500	(782)
MMC Norilsk Nickel PJSC — ADR	Call	Bank of America N.A.	11/19/15	USD	14.92	118,000	(54,476)
OZ Minerals Ltd.	Call	UBS AG	11/24/15	AUD	3.65	231,000	(19,873)
Aqua America, Inc.	Call	Morgan Stanley & Co. International PLC	11/30/15	USD	26.28	20,400	(15,004)
Inpex Corp.	Call	Goldman Sachs International	12/01/15	JPY	1,088.75	62,500	(18,653)
TOTAL SA — ADR	Call	Morgan Stanley & Co. International PLC	12/03/15	USD	46.09	14,500	(24,654)
Total							$(1,810,544)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

6	SEPTEMBER 30, 2015

Consolidated Schedule of Investments (concluded)	BlackRock Resources & Commodities StrategyTrust (BCX)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Auto Components	$959,552	—	—	$959,552
Building Products	—	$768,540	—	768,540
Chemicals	65,509,576	43,576,261	—	109,085,837
Commercial Services & Supplies	1,296,849	—	—	1,296,849
Construction & Engineering	271,152	—	—	271,152
Electric Utilities	1,962,117	250,052	—	2,212,169
Electrical Equipment	1,084,195	2,157,501	—	3,241,696
Electronic Equipment, Instruments & Components	216,988	248,061	—	465,049
Energy Equipment & Services	6,255,786	—	—	6,255,786
Food & Staples Retailing	6,856,668	—	—	6,856,668
Food Products	51,703,402	1,958,891	—	53,662,293
Independent Power and Renewable Electricity Producers	432,566	1,734,238	—	2,166,804
Industrial Conglomerates	3,443,556	—	—	3,443,556
Machinery	1,875,312	—	—	1,875,312
Metals & Mining	195,837,287	89,311,601	—	285,148,888
Multi-Utilities	—	4,270,105	—	4,270,105
Oil, Gas & Consumable Fuels	251,375,538	34,561,468	—	285,937,006
Paper & Forest Products	17,037,707	79,007	—	17,116,714
Real Estate Investment Trusts (REITs)	11,922,974	—	—	11,922,974
Semiconductors & Semiconductor Equipment	810,968	158,722	—	969,690
Water Utilities	8,129,281	4,751,142	—	12,880,423
Preferred Stocks	5,117,901	—	—	5,117,901
Short-Term Securities	13,263,942	18,560	—	13,282,502

Total	$645,363,317	$183,844,149	—	$829,207,466

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(1,490,446)	$(1,974,056)	$—	$(3,464,502)

[1] Derivative financial instruments are options written, which are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$17,270	—	—	$17,270
Foreign currency at value	863,007	—	—	863,007
Liabilities:
Collateral on securities loaned at value	—	$(18,560)	—	(18,560)

Total	$880,277	$(18,560)	—	$861,717

During the period ended September 30, 2015, there were no transfers between levels.

SEPTEMBER 30, 2015	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Resources & Commodities Strategy Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Resources & Commodities Strategy Trust

Date: November 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Resources & Commodities Strategy Trust

Date: November 23, 2015